CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Current liabilities [abstract]
Schedule of accounts payable and accrued liabilities
Accounts Payable and Accrued Liabilities

As at December 31,	2023	2022

Accounts payable	$11,400	$11,204
Commodity tax payable	5,779	6,087
Tenant security deposits	6,093	7,257
Employee unit-based compensation	7,752	5,994
Trustee/director unit-based compensation	9,364	6,932
Accrued salaries, incentives and benefits	6,516	6,826
Accrued interest payable	15,135	9,974
Accrued construction costs	11,009	36,659
Accrued professional fees	1,320	1,445
Acquisition related liabilities	907	5,042
Accrued property operating costs	9,744	8,750
Other tenant related liabilities	8,621	5,104
Other accrued liabilities	696	3,501
	$94,336	$114,775